Goodwill and intangible assets - Narrative (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jul. 25, 2024	Jul. 24, 2024	Dec. 31, 2022
Indefinite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 3,633,000		$ 6,736,000
Impairment of intangible assets	7,968,000	$ 0	1,835,000	$ 0
Asset Management
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	1,000,000		1,000,000	1,000,000			$ 0
Insurance Solutions
Indefinite-Lived Intangible Assets [Line Items]
Goodwill	55,697,000		55,697,000	55,697,000			$ 55,697,000
Investment management contracts | Asset Management
Indefinite-Lived Intangible Assets [Line Items]
Net carrying amount	$ 3,633,000		$ 6,736,000	$ 10,318,000
Investment management contracts | Asset Management | Ovation Alternative Income Fund LP
Indefinite-Lived Intangible Assets [Line Items]
Finite lived intangible asset (useful life)			4 years		4 years	9 years
Net carrying amount					$ 4,500,000